Net Income from continuing operations Per Unit (Tables)	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Net Income / (Loss) from continuing operations Per Unit - Basic and Diluted (Table)

The two class method used to calculate EPU from continuing operations is as follows:

BASIC AND DILUTED	2021	2020	2019
Numerators
Partnership’s net income from continuing operations	$98,178	$30,367	$24,421
Less:
Preferred unit holders’ interest in Partnership’s net income from continuing operations	—	—	2,652
Deemed dividend to preferred unit holders’	—	—	9,119
General Partner’s interest in Partnership’s net income from continuing operations	1,790	558	236
Partnership’s net income from continuing operations allocable to unvested units	2,053	685	130
Common unit holders’ interest in Partnership’s net income from continuing operations	$94,335	$29,124	$12,284
Denominators
Weighted average number of common units outstanding, basic and diluted	18,342,413	18,194,186	18,178,144
Net income from continuing operations per common unit:
Basic and Diluted	$5.14	$1.60	$0.68